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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ____________

    This Amendment (Check only one):  [_]  is a restatement.
                                      [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graeme Womack
Title:   Compliance Manager
Phone:   (44) 20 7514 1956

Signature, Place, and Date of Signing:

     /S/ Graeme Womack         London, England           February 12, 2013
 ------------------------
       Graeme Womack

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:  $   259,138
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.    Form 13F File Number     Name
   01     28-12644                 J. Rothschild Capital Management Limited

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               FORM 13F INFORMATION TABLE - 31/st/ December 2012

          COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER          TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------  -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
            3M CO                   COM       88579Y101   9,285    100,000 SH          SOLE               100,000
    ACCENTURE PLC IRELAND       SHS CLASS A   G1151C101   7,980    120,000 SH          SOLE               120,000
   AMERICAN INTL GROUP INC        COM NEW     026874784  33,535    950,000 SH          SOLE               950,000
          APPLE INC                 COM       037833100   3,731      7,000 SH          SOLE                 7,000
   BERKSHIRE HATHAWAY INC         CL B NEW    084670702   8,978    100,000 SH          SOLE               100,000
  BROOKFIELD ASSET MGMT INC    CL A LTD VT SH 112585104   5,426    150,000 SH          SOLE               150,000
  CHECK POINT SOFTWARE TECH         ORD       M22465104   8,575    180,000 SH          SOLE               180,000
   CHURCH & DWIGHT CO INC           COM       171340102   1,875     35,000 SH          SOLE                35,000
       CLOROX COMPANY               COM       189054109   6,591     90,000 SH          SOLE                90,000
        CME GROUP INC               COM       12572Q105   7,604    150,000 SH          SOLE               150,000
          COACH INC                 COM       189754104   8,331    150,000 SH          SOLE               150,000
    ESTEE LAUDER COS INC            CL A      518439104  11,972    200,000 SH          SOLE               200,000
     GENERAL ELECTRIC CO            COM       369604103   9,441    450,000 SH          SOLE               450,000
       GENERAL MTRS CO              COM       37045V100  34,008  1,180,000 SH          SOLE             1,180,000
         GOOGLE INC                 CL A      38259P508   9,930     14,000 SH          SOLE                14,000
      JOHNSON & JOHNSON             COM       478160104  12,618    180,000 SH          SOLE               180,000
       LABORATORY CORP            COM NEW     50540R409   7,793     90,000 SH          SOLE                90,000
        LORILLARD INC               COM       544147101  11,665    100,000 SH          SOLE               100,000
       MCDONALD'S CORP              COM       580135101   9,265    105,000 SH          SOLE               105,000
          NIKE INC                  CL B      654106103   6,192    120,000 SH          SOLE               120,000
        QUALCOMM INC                COM       747525103  10,854    175,000 SH          SOLE               175,000
      SCHLUMBERGER LTD              COM       806857108   9,354    135,000 SH          SOLE               135,000
          SPX CORP                  PUT       784635954     782     90,000     PUT     SOLE                90,000
     THE ADT CORPORATION            COM       00101J106   2,791     60,000 SH          SOLE                60,000
          VISA INC                COM CL A    92826C839  10,604     70,000 SH          SOLE                70,000
       DISNEY WALT CO            COM DISNEY   254687106   9,958    200,000 SH          SOLE               200,000